BOARD OF DIRECTORS Glen T. Insley Steven S. Elbaum Paul B. Fay, Jr. John C. Jansing Charles P. Pizzi Philip R. Reynolds Marciarose Shestack Robert E. Shultz Dung Vukhac	OFFICERS Glen T. Insley Chairman Dung Vukhac President Carol Kosel Treasurer Brian McCarthy Assistant Treasurer Maureen Towle Assistant Secretary
ADVISOR Evergreen Investment Management Company, LLC (a subsidiary of Wachovia Corporation)

Vestaur Securities, Inc.
Letter to Shareholders

Annual report for the twelve-month
period ended November 30, 2001

Dear Fellow Shareholders,

Investment grade fixed income securities staged a strong rally in the second half of the Fund’s fiscal year, responding to weaker than expected economic news, plunging stock prices and recognition, in the aftermath of the terrorist attacks, that the U.S. economy had entered a recession. Early in November, Treasury yields fell to their lowest levels in three decades, helped by five cuts in the Federal Funds target rate and the Treasury decision to suspend issuance of new long term bonds. Over the entire fiscal year, Treasury coupon yields fell 30 to 280 basis points, enabling all broad bond market indices to post double-digit returns.

Corporate bonds lagged Treasuries on a total return basis during the second half of the fiscal year reflecting rising concern over corporate earnings and credit quality. This was particularly true of the domestic corporate high-yield sector, which suffered its worst month on record in September. Nevertheless, for the twelve-month period ended November 30, 2001, investment grade corporate bonds still out-performed Treasuries of comparable duration by a significant margin. Investors snapped up a record supply of new issues to capture the widest yield spreads versus Treasuries available since the last recession. The Lehman Brothers Credit Index returned 13.3% versus a 9.9% return registered by the Lehman Brothers Treasury Index. Most impressive was the performance of long corporate bonds, which were up 15.2% while long Treasury bonds were up only 8.7%.

At this writing, it appears that monetary policy is at or near the end of its easing cycle. The Federal Open Market Committee retained its easing bias at its December meeting but recent economic news indicates that the worst of the decline in economic activity is probably behind us. Non-defense durable goods orders rose 2.7% in November following a 4.8% increase in October. The four-week average of weekly initial unemployment claims has dropped back to levels prevailing last August while the rate of layoff announcements monitored by Challenger, Gray and Christmas has declined for the third consecutive month. The Institute for Supply Management (ISM) Manufacturing Composite Index has risen for the second consecutive month, surging almost 4 percentage points to 48.2% in December, led by improvements in its new orders and production components. Consumer confidence as measured by both the University of Michigan and the Conference Board has rebounded sharply. Holiday sales appear to have met the expectations of most major retailers.

Notwithstanding these early signs of an economic recovery, we do not believe that bond investors are on the threshold of a bear market. While bond yields may edge higher in the coming months, we believe the bond market should not suffer damage of the magnitude seen in 1994. Currently, the world economy is experiencing a synchronized slowdown, in contrast to 1994, when global growth was solid. Inflation news has been tame and the Future Inflation Gauge published by the Economic Cycle Research Institute (ECRI) currently indicates no inflationary pressure over the next twelve months. The economic recovery, when it arrives, is not likely to be V-shaped in light of a stretched consumer balance sheet and exceptionally low industrial capacity utilization, which is apt to temper the rise in capital spending. The unemployment rate is projected to continue rising through much of 2002, keeping a lid on wages. Except for the 1980-1981 period, when getting control of run-away inflation was the primary concern, the Federal Reserve historically has not raised rates until the unemployment rate has stabilized. Consequently, despite the anticipated economic recovery, any “take-back” rate hikes could be delayed until late 2002.

As we expect Treasury yields to be range bound for the foreseeable future, Vestaur’s portfolio is maintaining a neutral maturity posture. As was the case over the past year, our portfolio strategy continues to emphasize selectivity and diversification to maximize portfolio yield while controlling portfolio exposure to specific credit risks. Though corporate yield spreads have narrowed from levels prevailing a year ago, we remain fully committed to this sector since spreads are still very wide by historical standards. We have taken full advantage of the September sell-off of high yield bonds to restore portfolio exposure to this sector to its target level after staying under weighted during much of the year.

The net assets of the Fund on November 30, 2001 were $94,576,739 or $13.79 per share compared to $91,333,920 or $13.44 per share on November 30, 2000, reflecting the impact of falling Treasury yields and tighter yield spreads on corporate bonds. At the December 12, 2001 Directors meeting, Vestaur Securities, Inc. declared the regular quarterly income dividend of 25 cents per share. This dividend is payable on January 15, 2002 to shareholders of record on December 31, 2001.

Your investment portfolio continues to be managed by the same team at Evergreen Investment Management Company, LLC with the primary objective of maintaining a high level of current income through a diversified portfolio of fixed-income securities. We would like to take this opportunity to thank you for your continuing confidence in Vestaur Securities, Inc. and look forward to providing you with quality investment services as in the past.

Sincerely,

Glen T. Insley, CFA
Chairman of the Board
January 4, 2002

SCHEDULE OF INVESTMENTS
November 30, 2001
Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
$ 2,854,047	Bear Stearns Mortgage Secs., Inc., Ser. 1996- 8 Class B2, 8.00%, 11/25/2027	$ 2,907,146
1,895,506	Residential Accredit Loans, Inc., Ser. 1997-QS3 Class M2, 7.75%, 04/25/2027	1,977,345
500,000	Starwood Asset Receivables Trust, Ser. 2000-1, Class E, 5.17%, 09/25/2022 144A	502,376
	Total Collateralized Mortgage Obligations	5,386,867
CORPORATE BONDS - 83.2%
CONSUMER DISCRETIONARY - 16.4%
	AUTO COMPONENTS - 0.8%
250,000	Collins & Aikman Products Co., 11.50%, 04/15/2006	237,500
250,000	Delco Remy International, Inc., 11.00%, 05/01/2009	258,750
250,000	Lear Corp., Ser. B, 8.11%, 05/15/2009	259,762
756,012
	HOTELS, RESTAURANTS & LEISURE - 5.8%
250,000	Anchor Gaming, 9.875%, 10/15/2008	278,750
250,000	Argosy Gaming Co., 10.75%, 06/01/2009	282,500
250,000	Aztar Corp., 8.875%, 05/15/2007	263,750
400,000	Choctaw Resort Development Enterprise, 9.25%, 04/01/2009	415,500
500,000	Darden Restaurants Inc., 7.125%, 02/01/2016	478,693
400,000	Hollywood Casino Corp., 13.00%, 08/01/2006	346,000
400,000	Horseshoe Gaming Holdings, Ser. B, 8.625%, 05/15/2009	420,000
250,000	International Game Technology, 8.375%, 05/15/2009	266,875
250,000	Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	244,063
250,000	Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	267,187
250,000	Meristar Hospitality Corp., 9.00%, 01/15/2008	239,375
665,000	MGM Mirage, Inc., 8.50%, 09/15/2010	686,088
250,000	Mohegan Tribal Gaming Authority, 8.75%, 01/01/2009	265,625
250,000	Prime Hospitality Corp., Ser. B, 9.75%, 04/01/2007	253,750
250,000	Station Casinos, Inc., 9.875%, 07/01/2010	257,500
250,000	Tricon Global Restaurants, Inc., 8.875%, 04/15/2011	270,000
250,000	WCI Communities, Inc., 10.625%, 02/15/2011	259,375
5,495,031
	HOUSEHOLD DURABLES - 1.9%
250,000	Del Webb Corp., 9.375%, 05/01/2009	261,250
250,000	K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	262,500
250,000	Lennar Corp., 7.625%, 03/01/2009	257,500
250,000	MDC Holdings, Inc., 8.375%, 02/01/2008	255,000
250,000	Meritage Corp., 9.75%, 06/01/2011	260,000
250,000	Sealy Mattress Co., 9.875%, 12/15/2007 144A	243,750
250,000	Toll Corp., 8.25%, 12/01/2011	253,125
1,793,125
	MEDIA - 7.1%
250,000	Charter Communications Hldg., LLC, 8.625%, 04/01/2009	245,000
250,000	EchoStar DBS Corp., 9.375%, 02/01/2009	264,375
400,000	Emmis Communications Corp., Ser. B, 8.125%, 03/15/2009	393,000
250,000	Hollinger International Publishing, Inc., 9.25%, 02/01/2006	247,500
1,150,000	Lenfest Communications, Inc., 8.375%, 11/01/2005	1,259,845
250,000	LIN Television Corp., 8.375%, 03/01/2008	238,750
250,000	Sinclair Broadcast Group, Inc., 8.75%, 12/15/2007	253,750
250,000	Star Choice Communications, 13.00%, 12/15/2005	263,750
2,700,000	Time Warner, Inc., 9.125%, 01/15/2013	3,274,630
250,000	Young Broadcasting, Inc., 10.00%, 03/01/2011	243,125
6,683,725
	MULTI-LINE RETAIL - 0.3%
250,000	Michaels Stores, Inc., 9.25%, 07/01/2009	271,875
	SPECIALTY RETAIL - 0.5%
250,000	Steinway Musical Instruments, Inc., 8.75%, 04/15/2011	248,750
250,000	Stewart Enterprises, Inc., 10.75%, 07/01/2008	275,000
523,750
CONSUMER STAPLES - 2.3%
	FOOD & DRUG RETAILING - 1.1%
150,000	AFC Enterprises, Inc., 10.25%, 05/15/2007	160,875
400,000	Fleming Co., Inc., 10.625%, 07/31/2007 144A	402,000
250,000	Pantry, Inc., 10.25%, 10/15/2007	246,250
260,000	Winn Dixie Stores, Inc., 8.875%, 04/01/2008	258,700
1,067,825

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS (continued)
November 30, 2001
Principal Amount		Value
	FOOD PRODUCTS - 0.9%
$500,000	Earthgrains Co., 8.50%, 08/01/2005	$564,642
250,000	Land O’ Lakes, Inc., 8.75%, 11/15/2011 144A	250,000
814,642
	PERSONAL PRODUCTS - 0.3%
250,000	Armkel, LLC, 9.50%, 08/15/2009 144A	270,625
ENERGY - 11.8%
	ENERGY EQUIPMENT & SERVICES - 0.5%
400,000	Dresser, Inc., 9.375%, 04/15/2011	424,000
	OIL & GAS - 11.3%
1,750,000	Atlantic Richfield Co., 10.875%, 07/15/2005	2,117,790
400,000	Chesapeake Energy Corp., 8.125%, 04/01/2011	396,000
2,000,000	Diamond Shamrock, Inc., 8.00%, 04/01/2023	1,953,880
250,000	EOTT Energy Partners, LP, 11.00%, 10/01/2009	253,750
2,150,000	Occidental Petroleum Corp., 8.45%, 02/15/2029	2,398,205
250,000	Parker Drilling Co., Ser. D, 9.75%, 11/15/2006	251,250
250,000	Peabody Energy Corp., Ser. B, 9.625%, 05/15/2008	270,000
1,500,000	Pennzoil Co., 10.125%, 11/15/2009	1,761,486
250,000	Pioneer Natural Resources Co., 9.625%, 04/01/2010	276,215
500,000	Tennessee Gas Pipeline Co., 7.50%, 04/01/2017	514,788
250,000	Westport Resources Corp., 8.25%, 11/01/2011 144A	256,875
250,000	XTO Energy, Inc., Ser. B, 9.25%, 04/01/2007	265,000
10,715,239
FINANCIALS - 17.6%
	BANKS - 1.1%
1,000,000	First Massachusetts Bank NA, 7.625%, 06/15/2011	1,055,340
	DIVERSIFIED FINANCIALS - 4.3%
500,000	Deutsche Telekom International Finance AG, 8.25%, 06/15/2030	550,899
165,000	ERAC USA Finance Co., 8.00%, 01/15/2011 144A	168,870
2,100,000	General Motors Acceptance Corp., 9.625%, 12/15/2001	2,104,070
500,000	Household Finance Corp., 7.875%, 03/01/2007	554,955
583,000	Lehman Brothers, Inc., 11.625%, 05/15/2005	705,091
4,083,885
	INSURANCE - 1.2%
1,000,000	CIGNA Corp., 8.30%, 01/15/2033	1,121,641
	TRUST PREFERRED - 11.0%
1,000,000	BankAmerica Capital II, 8.00%, 12/15/2026	1,023,270
1,000,000	BankBoston Capital Trust I, Ser. B, 8.25%, 12/15/2026	1,051,768
1,000,000	BT Institutional Capital Trust, Ser. A, 8.09%, 12/01/2026 144A	1,024,208
250,000	Fresenius Medical Care Capital Trust, 9.00%, 12/01/2006	258,750
1,000,000	HSBC American Capital Trust 1, 7.81%, 12/15/2026 144A	1,016,674
1,240,000	Keycorp Capital III, 7.75%, 07/15/2029	1,245,903
4,000,000	MBNA Capital, Ser. A, 8.28%, 12/01/2026	3,857,712
850,000	Washington Mutual Capital I, 8.375%, 06/01/2027	871,591
10,349,876
	OTHER - 0.0%
6,895	Residential Mortgages (first and second), Participation, 8.375% Average Yield, 2 Year Average Maturity, Acquired 12/29/1977 †	6,712
HEALTH CARE - 2.2%
	HEALTH CARE PROVIDERS & SERVICES - 2.2%
400,000	Davita, Inc., 9.25%, 04/15/2011	424,000
250,000	Express Scripts, Inc., 9.625%, 06/15/2009	278,750
250,000	LifePoint Hospitals Holdings, Inc., Ser. B, 10.75%, 05/15/2009	285,000
250,000	Magellan Health Services, Inc., 9.375%, 11/15/2007 144A	267,500
250,000	Manor Care, Inc., 8.00%, 03/01/2008	265,000
250,000	Omnicare, Inc., 8.125%, 03/15/2011	265,625
250,000	Triad Hospitals, Inc, Ser. B, 8.75%, 05/01/2009	271,250
2,057,125

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS (continued)
November 30, 2001
Principal Amount		Value
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.7%
$ 250,000	BE Aerospace, Inc., 9.50%, 11/01/2008	$ 223,750
500,000	Lockheed Martin Corp., 8.20%, 12/01/2009	568,282
1,500,000	Northrop Grumman Corp., 9.375%, 10/15/2024	1,600,818
150,000	Sequa Corp., 9.00%, 08/01/2009	148,500
2,541,350
	AIR FREIGHT & COURIERS - 2.2%
1,800,000	Federal Express Corp., 9.65%, 06/15/2012	2,144,459
	AIRLINES - 2.0%
1,000,000	American Airlines, 8.61%, 04/01/2011 144A	1,032,715
945,000	Northwest Airlines, Inc., 7.04%, 04/01/2022	847,131
1,879,846
	COMMERCIAL SERVICES & SUPPLIES - 1.6%
250,000	Allied Waste North America, Inc., Ser. B, 10.00%, 08/01/2009	258,750
500,000	Centex Corp., 7.875%, 02/01/2011	511,034
250,000	Iron Mountian Inc., 8.625%, 04/01/2013	266,250
500,000	Republic Services, Inc., 6.75%, 08/15/2011	508,538
1,544,572
	CONSTRUCTION & ENGINEERING - 0.3%
250,000	Schuler Homes, Inc., 10.50%, 07/15/2011 144A	266,250
	MACHINERY - 0.3%
250,000	AGCO Corp., 9.50%, 05/01/2008	265,000
	ROAD & RAIL - 2.5%
1,500,000	Burlington Northern, Inc., 7.50%, 07/15/2023	1,424,709
1,000,000	Union Pacific Corp., 6.625%, 02/01/2029	964,862
2,389,571
INFORMATION TECHNOLOGY - 0.5%
	IT CONSULTING & SERVICES - 0.2%
250,000	SESI, LLC, 8.875%, 05/15/2011	240,000
	SEMICONDUCTOR EQUIPMENT & PRODUCTS - 0.3%
250,000	Fairchild Semiconductor Corp., 10.125%, 03/15/2007	262,500
MATERIALS - 7.4%
	CHEMICALS - 1.1%
250,000	Airgas, Inc., 9.125%, 10/01/2011	268,750
250,000	Lyondell Chemical Co., Ser. A, 9.625%, 05/01/2007	255,625
250,000	Millennium America, Inc., 9.25%, 06/15/2008	260,000
250,000	Scotts Co., 8.625%, 01/15/2009	260,000
1,044,375
	CONTAINERS & PACKAGING - 1.1%
250,000	Four M Corp., Ser. B, 12.00%, 06/01/2006	242,500
205,000	Owens-Illinois, Inc., 7.15%, 05/15/2005	189,625
250,000	Packaging Corp. of America, Ser. B, 9.625%, 04/01/2009	276,250
250,000	Stone Container Corp., 9.75%, 02/01/2011	270,000
978,375
	METALS & MINING - 0.8%
250,000	AK Steel Corp., 7.875%, 02/15/2009	250,000
250,000	Century Aluminum Co., 11.75%, 04/15/2008 144A	260,000
250,000	United States Steel, LLC, 10.75%, 08/01/2008 144A	248,750
758,750
	PAPER & FOREST PRODUCTS - 4.4%
1,000,000	Boise Cascade Corp., 9.45%, 11/01/2009	1,089,769
250,000	Domtar, Inc., 8.75%, 08/01/2006	276,381
2,400,000	Georgia Pacific Corp., 8.125%, 06/15/2023	2,303,131
250,000	Louisiana Pacific Corp., 10.875%, 11/15/2008	253,750
250,000	Tembec Industries, Inc., 8.625%, 06/30/2009	262,500
4,185,531

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS (continued)
November 30, 2001
Principal Amount			Value
TELECOMMUNICATION SERVICES - 8.0%
	DIVERSIFIED TELECOMMUNICATION SERVICES - 6.9%
$ 3,000,000	AT&T Corp., 8.35%, 01/15/2025		$ 3,046,875
750,000	British Telecommunications, Plc, 8.125%, 12/15/2010		838,469
1,000,000	Citizens Communications Co., 9.25%, 05/15/2011		1,122,037
500,000	Telus Corp., 8.00%, 06/01/2011		533,273
944,000	Verizon Communications, 9.10%, 06/01/2003		1,024,370
6,565,024
	WIRELESS TELECOMMUNICATIONS SERVICES - 1.1%
250,000	Rogers Cantel, Inc., 9.75%, 06/01/2016		250,000
500,000	Rogers Wireless Inc, 9.625%, 05/01/2011		526,250
250,000	Triton PCS, Inc., 8.75%, 11/15/2011 144A		256,250
1,032,500
UTILITIES - 5.4%
	ELECTRIC UTILITIES - 4.9%
250,000	Calpine Corp., 7.75%, 04/15/2009		239,353
500,000	El Paso Energy Corp., 8.05%, 10/15/2030		508,833
2,494,000	Niagara Mohawk Power Corp., 9.75%, 11/01/2005		2,823,500
1,000,000	Texas Utilities Electric Co., 8.75%, 11/01/2023		1,055,361
4,627,047
	GAS UTILITIES - 0.5%
250,000	El Paso Energy Partners, LP, 8.50%, 06/01/2011		263,750
250,000	Western Gas Resources, Inc., 10.00%, 06/15/2009		266,250
530,000
	Total Corporate Bonds		78,745,578
MORTGAGE-BACKED SECURITIES - 6.5%
1,011,070	FHLMC, 9.00%, 12/01/2016		1,105,249
	FNMA:
1,108,807	9.00%, 02/01/2025		1,217,189
613,459	10.00%, 04/01/2021		693,010
	GNMA:
608,007	8.00%, 03/15/2022-08/15/2024		648,786
541,217	8.25%, 05/15/2020		585,018
804,312	8.50%, 09/15/2024-01/15/2027		862,913
361,705	9.00%, 12/15/2019-03/15/2021		397,596
199,955	9.50%, 05/15/2019-09/15/2019		224,064
230,574	10.00%, 01/15/2019-04/15/2020		262,193
108,629	10.50%, 04/15/2019-05/15/2019		125,025
	Total Mortgage-Backed Securities		6,121,043
YANKEE OBLIGATIONS-CORPORATE - 2.2%
CONSUMER DISCRETIONARY - 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES - 0.8%
700,000	Vodafone Group, Plc, 7.75%, 02/15/2010		771,081
MATERIALS - 1.4%
	CONTAINERS & PACKAGING - 0.3%
250,000	Norampac, Inc., 9.50%, 02/01/2008		266,250
	PAPER & FOREST PRODUCTS - 1.1%
1,000,000	Abitibi-Consolidated, Inc., 8.55%, 08/01/2010		1,058,119
	Total Yankee Obligations-Corporate		2,095,450
	Total Investments - (cost $90,870,745)	97.6%	92,348,938
	Other Assets and Liabilities	2.4	2,227,801
	Net Assets	100.0%	$94,576,739

†	Valued at fair value as determined in good faith under procedures established by the Board of Directors.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Directors.
	SUMMARY OF ABBREVIATIONS
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2001
ASSETS
Identified cost of investments	$90,870,745
Net unrealized gain on investments	1,478,193
Market value of investments	92,348,938
Cash	63,003
Receivable for securities sold	147,374
Interest receivable	2,115,082
Prepaid expenses and other assets	5,334
Total assets	94,679,731
LIABILITIES
Advisory fee payable	64,370
Accrued expenses and other liabilities	38,622
Total liabilities	102,992
NET ASSETS	$94,576,739
NET ASSETS REPRESENTED BY
Common stock, par value $0.01 per share, 10,000,000 shares authorized, 6,855,931 shares issued and outstanding	$68,559
Capital in excess of par value	98,291,043
Undistributed net investment income	223,018
Accumulated net realized losses on investments	(5,484,074)
Net unrealized gain on investments	1,478,193
Total net assets	$94,576,739
SHARES OUTSTANDING	6,855,931
NET ASSET VALUE PER SHARE	$13.79
See Notes to Financial Statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2001
INVESTMENT INCOME
Interest	$7,887,823
EXPENSES
Advisory fee	664,141
Directors’ fees and expenses	76,073
Professional fees	50,932
Printing expenses	42,562
Custodian fee	21,150
Other	67,297
Total expenses	922,155
Less: Expense reductions	(2,704)
Net expenses	919,451
NET INVESTMENT INCOME	6,968,372
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized losses on investments	(3,166,159)
Net change in unrealized gains or losses on investments	5,623,543
Net realized and unrealized gains on investments	2,457,384
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,425,756
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended November 30, 2001	Year Ended November 30, 2000
OPERATIONS
Net investment income	$6,968,372	$7,242,674
Net realized losses on investments	(3,166,159)	(1,486,186)
Net change in unrealized gains or losses on investments	5,623,543	(1,625,331)
Net increase in net assets resulting from operations	9,425,756	4,131,157
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	(7,013,600)	(7,065,869)
CAPITAL SHARE TRANSACTIONS
Net asset value of common shares issued under the Automatic Dividend Investment Plan	830,663	0
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,242,819	(2,934,712)
NET ASSETS
Beginning of period	91,333,920	94,268,632
End of period	$94,576,739	$91,333,920
Undistributed net investment income	$223,018	$344,422
See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
The following table includes selected data for each share of common stock outstanding throughout each period and other performance information derived from the financial statements and market price data.
	Year Ended November 30,
	2001	2000	1999	1998 (d)	1997
Net asset value beginning of period	$13.44	$13.88	$14.74	$14.82	$14.72
Income from investment operations
Net investment income	1.02	1.07	1.03	1.05	1.07
Net realized and unrealized gains or losses on investments	0.36	(0.47)	(0.85)	(0.06)	0.11
Total from investment operations	1.38	0.60	0.18	0.99	1.18
Less distributions from:
Net investment income	(1.03)	(1.04)	(1.04)	(1.04)	(1.08)
Net realized gains	0	0	0	(0.03)	0
Total distributions	(1.03)	(1.04)	(1.04)	(1.07)	(1.08)
Net asset value, end of period	$13.79	$13.44	$13.88	$14.74	$14.82
Market value, end of period	$14.39	$12.63	$12.75	$14.94	$14.06
Total return
Based on net asset value (a)	10.67%	4.54%	1.29%	6.90%	8.50%
Based on market value (b)	22.89%	7.39%	(8.12%)	14.19%	12.58%
Ratios/supplemental data
Net assets, end of period (in thousands)	$94,577	$91,334	$94,269	$99,115	$98,594
Ratios to average net assets
Expenses	0.98%(c)	0.99%(c)	1.00%(c)	0.97%(c)	0.9%
Net investment income	7.43%	7.89%	7.25%	7.13%	7.4%
Portfolio turnover rate	63%	21%	44%	43%	33%
(a)The net asset value total return is based on the net asset value on the first and last day of each period. Dividends and other distributions are reinvested at the ex-date net asset value.

(b)The market value total return is based on the market value on the first and last day of each period. Dividends and other distributions are reinvested at prices obtained by the Company’s Automatic Dividend Investment Plan.

(c)The ratio of expenses to average net assets includes expense reductions.

(d)Effective April 28, 1998, First Union National Bank became the investment advisor. Prior to that date, CoreStates Investment Advisors was the investment advisor.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Vestaur Securities, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The primary investment objective of the Company is to seek a high level of current income for its shareholders through investment in a diversified portfolio of fixed income securities which management considers to be of high quality. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investment or securities with similar characteristics. Otherwise, securities for which valuations are not readily available from an independent pricing service (including restricted securities) are valued at fair value as determined in good faith according to procedures established by the Board of Directors.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Company’s name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Company will only enter into repurchase agreements with its custodian bank, State Street Bank and Trust Company.

C. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts.

D. Federal Taxes
v The Company intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

E. Distributions

Distributions from net investment income are declared and paid on a quarterly basis. These dividends are recorded on the ex-dividend date. Shareholders have the option of receiving their dividends in cash or in the Company’s common stock in accordance with the Company’s Automatic Dividend Investment Plan. For those dividends paid in common stock, the Company attempts to repurchase enough common stock in the market to satisfy its dividend needs. If the market price of the common stock plus brokerage commission equals or exceeds the net asset value or sufficient common stock cannot be repurchased in the market, the Company will issue new shares and record the common stock at the greater of (i) the per share net asset value, or (ii) 95% of the market price per share as of the close of business on the last trading day of the month in which the dividend or other distribution is paid. Distributions from net realized capital gains, if any, are paid at least annually.

Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Company’s components of net assets to reflect income and gains available for distribution or available capital loss carryovers, as applicable under income tax regulations.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND AFFILIATED TRANSACTIONS

Effective May 9, 2001 the Company’s Board of Directors approved the transfer of the investment advisory contract with First Union National Bank to Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, this transfer did not require shareholder approval as the parties involved were all wholly owned subsidiaries of and controlled by Wachovia Corporation, (formerly First Union Corporation) and neither fees nor services were changed.

NOTES TO FINANCIAL STATEMENTS
EIMC, an indirect wholly-owned subsidiary of Wachovia Corporation, is the investment advisor for the Company and is paid a management fee that is computed weekly and paid monthly. The advisory fee is computed at an annual rate of 0.50% of the Company’s average monthly net assets plus 2.50% of the Company’s investment income.

Officers of the Company and affiliated Directors receive no compensation directly from the Company.

NOTE 3. CAPITAL SHARE TRANSACTIONS

The Company has authorized capital of 10,000,000 shares of common stock with a par value of $0.01 per share. For the years ended November 30, 2001 and November 30, 2000 the Company issued 61,826 and 0 shares of common stock, respectively.

NOTE 4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the year ended November 30, 2001:

	Cost of Purchases	Proceeds from Sales
Non-U.S. Government	$60,699,690	$54,390,647
U.S. Government	2,122,812	2,197,812

As of November 30, 2001, the tax cost of securities was $90,911,546. Net unrealized gains on investments aggregated $1,437,392, of which $2,980,386 related to appreciated securities and $1,542,994 related to depreciated securities.

As of November 30, 2001, the Company had a $5,443,274 capital loss carryforward for federal income tax purposes of which $46,223 expires in 2006, $895,845 expires in 2007, $1,451,536 expires in 2008 and $3,049,670 expires in 2009.

NOTE 5. EXPENSE REDUCTIONS

The Company has entered into an expense offset arrangement with its custodian where by credits realized as a result of uninvested cash balances were used to reduce a portion of the Company’s related expenses. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets.

NOTE 6. SUBSEQUENT DISTRIBUTION TO SHAREHOLDERS

On December 12, 2001 the Company declared a dividend of $0.25 per share which will be payable on January 15, 2002 to shareholders of record as of December 31, 2001. These distributions are not reflected in the accompanying financial statements.

NOTE 7. NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Among other things, the revised Guide amends certain accounting practices and disclosures presently used, such as treatment of payments by affiliates, excess expense plan accounting, reporting by multiple-class funds, and certain financial statement disclosures. While some of the Guide’s requirements will not be effective until the SEC amends its disclosure and reporting requirements, other requirements are effective presently.

The revised Guide will require the Company to amortize premium and accrete discount on all fixed-income securities and classify gains and losses realized on paydowns on mortgage-backed securities, which are presently included in realized gain/loss, as interest income. Adopting these accounting principles will not impact the total net assets of the Company, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations and affect the presentation of the Company’s Financial Highlights. The Company has not at this time quantified the impact, if any, resulting from the adoption of these accounting changes on the financial statements.

NOTE 8. CHANGE IN INDEPENTENT AUDITORS (UNAUDITED)

The Board of Directors engaged KPMG LLP as the Company’s independent auditors for the fiscal year ended November 30, 2001. Prior to the Company’s current fiscal year end, Deloitte & Touche LLP resigned as independent auditors to the Company effective August 27, 2001. During the two most recent fiscal years, Deloitte & Touche LLP audit reports contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope or accounting principle. Further, in connection with its audits for the two previous years and through August 27, 2001, there were no disagreements between the Company and Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of Deloitte & Touche LLP would have caused it to make reference to the disagreements in its reports on the financial statements for such years.

INDEPENDENT AUDITORS’ REPORT
Board of Directors and Shareholders
Vestaur Securities, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of Vestaur Securities, Inc., as of November 30, 2001, and the related statement of operations, statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets of Vestaur Securities, Inc. for the year ended November 30, 2000 and the financial highlights for each of the four years ended November 30, 2000 were audited by other auditors whose report dated December 29, 2000 expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vestaur Securities, Inc., as of November 30, 2001, and the results of its operations, changes in its net assets and financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
January 4, 2002

AUTOMATIC DIVIDEND INVESTMENT PLAN

Any registered Shareholder of Vestaur Securities, Inc. may participate in the Automatic Dividend Investment Plan (the “Plan”), with the exception of brokers and nominees of banks and other financial institutions. If you are a beneficial owner, whose shares are registered in the name of another (e.g., in a broker’s “street name”) and desire to participate in the Plan, you must become a registered holder by having the shares transferred to your name.

To participate in the Plan, you must complete and forward an enrollment form to the Plan agent. This form authorizes the Plan agent to receive your dividends and other distributions from the Company in additional shares of common stock. The additional shares will be issued by the Company, if the net asset value per share is equal to or lower than the market price of the Company’s common stock plus brokerage commissions or sufficient common stock cannot be purchased in the market. The newly issued shares will be valued in accordance with the Plan. If the net asset value per share is higher than the market price of the Company’s common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged against the amounts invested.

Shares will be held by EquiServe, First Chicago Trust Division, the Plan agent. You will receive a statement each time shares are distributed by the Company or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are paid out of the investment advisory fees received from the Company by its investment advisor, Evergreen Investment Management Company, LLC.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write EquiServe, First Chicago Trust Division, P.O. Box 2500, Jersey City, NJ 07303-2500 or call 1-201-324-0313.

Custodian
State Street Bank and Trust Company
Box 9021
Boston, MA 02205-9827

Transfer Agent, Dividend Disbursing Agent,
Registrar & Shareholders Relations
EquiServe,
First Chicago Trust Division
P.O. Box 2500
Jersey City, NJ 07303-2500
(201) 324-0313

Common Stock listed on New York Stock Exchange, Symbol VES.

VESTAUR SECURITIES, INC. Evergreen Investment Management Company, LLC 123 South Broad Street, 2nd Floor Philadelphia, PA 19109